PARTY-IN-INTEREST (Additional Information) (Details) - EBP 002 [Member] - Common stock - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares or units of investment held by employee	124,338	145,353
Share price	$ 14.03	$ 17.06